Revenue Recognition	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Revenue Recognition [Line Items]
Revenue Recognition

NOTE 3. REVENUE RECOGNITION

Both our capitated and fee-for-service revenue generally relate to contracts with patients in which our performance obligation is to provide healthcare services to the patients. Revenues are recorded during the period our obligations to provide healthcare services are satisfied as noted below within each service type.

Capitated Revenue and Accounts Receivable

Capitated revenue consists primarily of capitated fees for medical services provided by us under capitated arrangements directly made with various Medicare Advantage managed care payors. The Company receives a fixed fee per patient under what is typically known as a “risk contract.” Risk contracting, or full risk capitation, refers to a model in which the Company receives from the third-party payor a fixed payment per patient per month (“PPPM” payment) for a defined patient population, and the Company is then responsible for providing healthcare services required by that patient population. The Company is responsible for incurring or paying for the cost of healthcare services required by that patient population in addition to those provided by the Company. Fees are recorded gross in revenues because the Company is acting as a principal in arranging for, providing and controlling the managed healthcare services provided to the managed care payors’ eligible enrolled members. Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which it operates does not require such registration for risk-bearing providers.

The Company’s payor contracts generally have a term of one year or longer, but the contracts between the enrolled members (our customers) and the payor are one calendar year or less. In general, the Company considers all contracts with customers (enrolled members) as a single performance obligation to stand ready to provide managed healthcare services. The Company identified that contracts with customers for capitation arrangements have similar performance obligations and therefore groups them into one portfolio. This performance obligation is satisfied as the Company stands ready to fulfill its obligation to enrolled members.

Our revenues are based upon the estimated PPPM amounts we expect to be entitled to receive from Medicare Advantage managed care payors. The PPPM rates are determined as a percent of the premium the Medicare Advantage plan receives from CMS for our at-risk members. Those premiums are determined via a competitive bidding process with CMS and are based upon the cost of care in a local market and the average utilization of services by the patients enrolled. Medicare pays capitation using a “risk adjustment model,” which compensates providers based on the health status (acuity) of each individual patient. Payors with higher acuity patients receive more, and those with lower acuity patients receive less. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after the final data is compiled. As premiums are adjusted via this risk adjustment model, our PPPM payments will change in unison with how our payor partners’ premiums change with CMS. The Company determined the transaction price for these contracts is variable as it primarily includes PPPM fees which can fluctuate throughout the contract based on the acuity of each individual enrollee. Our capitated accounts receivable includes $4,876 and $9,026 as of September 30, 2020 and December 31, 2019, respectively, for acuity-related adjustments that have been received or are estimated to be received in subsequent periods. In certain contracts, PPPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors. There were no PPPM adjustments related to performance incentives/penalties for quality-related metrics for the three and nine-months ended September 30, 2020 and 2019. The capitated revenues are recognized based on the estimated PPPM transaction price to transfer the service for a distinct increment of the series (i.e. month) and is recognized net of projected acuity adjustments and performance incentives/penalties because the Company is able to reasonably estimate the ultimate PPPM payment of these contracts. We recognize revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. Subsequent changes in PPPM fees and the amount of revenue to be recognized by the Company are reflected through subsequent period adjustments to properly recognize the ultimate capitation amount and do not result in a significant reversal of revenue when the uncertainty is resolved in subsequent periods. As the period between the time of service and time of payment is typically one year or less, the Company elected the practical expedient under ASC 606-10-32-18 and did not adjust for the effects of a significant financing component.

Certain third-party payor contracts include a Medicare Part D payment related to pharmacy claims, which is subject to risk sharing through accepted risk corridor provisions. Under certain agreements the fund risk allocation is established where the Company, as the contracted provider, receives only a portion of the risk and the associated surplus or deficit. The Company estimates and recognizes an adjustment to Part D capitated revenues related to these risk corridor provisions, based upon pharmacy claims experience to date, as if the annual risk contract were to terminate at the end of the reporting period. Medicare Part D comprised 3% and 2% of capitated revenues for the three and nine-months ended September 30, 2020 and 4% of medical claims expense for the three and nine-months ended September 30, 2020 Medicare Part D comprised 3% of capitated revenues and 4% of medical claims expense for three and nine-months ended September 30, 2019.

The Company had agreements in place with the payors listed below and payor sources of capitated revenue for each period presented were as follows:

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Humana	44%	58%	46%	61%
Wellcare	12%	8%	12%	9%
Cigna-Health Spring	9%	9%	10%	9%
Other	35%	25%	32%	21%

Other Patient Service Revenue

Other patient service revenue is comprised of ancillary fees earned under contracts with certain managed care organizations for the provision of certain care coordination services and care management services and is also comprised of fee-for-service revenue. The composition of other patient service revenue for each period was as follows:

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Care coordination	$5,228	$4,390	$14,504	$6,845
Fee for service	879	1,677	3,182	4,703
Total other patient service revenue	$6,107	$6,067	$17,686	$11,548

The Company has entered into multi-year agreements with Humana and its affiliates to provide services at certain centers to members covered by Humana. The agreements contain an administrative payment from Humana in exchange for the Company providing certain care coordination services during the term of the contract (“Care Coordination Payment”). The Care Coordination Payments are recognized in other patient service revenue ratably over the length of the terms stated in the contracts and are refundable to Humana on a pro-rata basis if the Company ceases to provide services at the centers within the length of the term specified in the contracts. We have identified a single performance obligation to stand ready to provide care coordination services to patients, which constitutes a series of distinct service increments.

Care management services are provided to enrolled members of certain contracted managed care organizations regardless of whether those members are Oak Street Health patients. Similar to the other care management services provided to the Company’s centers, the Company provides delegated services and other administrative services to plans in order to assist with the management of its Medicare population, therefore, we have identified a single performance obligation to stand ready to provide care management services, which constitutes a series of distinct service increments.

Fee-for-service revenue is primarily derived from healthcare services rendered to patients. The services provided by the Company have no fixed duration and can be terminated by the patient or the Company at any time, therefore each treatment is its own standalone contract. Services ordered by a healthcare provider during an office visit are not separately identifiable, and therefore have been combined into a single performance obligation for each contract. The Company recognizes revenue as its performance obligation is completed on the date of service. Fee-for-service revenue is recognized in the period in which services are provided at estimated net realizable amounts from patients, third-party payors and others. The fee-for-service revenue by payor source for each period presented were as follows:

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Medicare	51%	59%	50%	55%
Humana	8%	8%	7%	11%
Other	41%	33%	43%	34%

Other patient service accounts receivable consists primarily of amounts due from Medicare and Medicare Advantage plans for fee-for-service patients. Receivables from commercial or government payors are recorded at a net amount determined by the original charge for the service provided, less contractual discounts provided to the payor. Receivables due directly from patients are recorded at the original charge for the service provided less amounts covered by third-party payors and an allowance for financial assistance. As of September 30, 2020, Medicare comprised 31% and Humana comprised 8% of other patient service accounts receivable. As of December 31, 2019, Medicare comprised 47% and Humana comprised 9% of other patient service accounts receivable. All other payors represent 61% and 44% of other patient service accounts receivable as of September 30, 2020 and December 31, 2019, respectively.

The Company has a financial assistance policy in which patients will be assessed for financial hardship and other criteria that are used to make a good-faith determination of financial need, in which case the Company will waive or reduce a Medicare beneficiary’s obligation to pay copay, coinsurance or deductible amounts owed for the provision of medical services. The majority of our fee-for-service patients qualify for financial assistance. The total amount of patient revenues that were waived per the Company’s financial assistance policy were $889 and $973 for the three-months ended September 30, 2020 and 2019, respectively, and $1,736 and $2,728 for the nine-months ended September 30, 2020 and 2019, respectively. The Company’s cost to provide care in regard to the services for which the patient’s financial obligation was waived was estimated to be $1,494 and $1,634 for the three-months ended September 30, 2020 and 2019, respectively, and $2,916 and $4,582 for the nine-months ended September 30, 2020 and 2019, respectively using a cost-to-charge ratio estimate. The Company invests heavily in primary care to prevent unnecessary acute events and manage chronic illnesses, and the cost incurred exceeds the amount that the Company would have realized under fee-for-service payment arrangements. The Company is willing to accept this deficit as many fee-for-service patients become Medicare Advantage patients under capitated arrangements.

Remaining Performance Obligations

As our performance obligations relate to contracts with a duration of one year or less, the Company elected the optional exemption in ASC 606-10-50-14(a). Therefore, the Company is not required to disclose the transaction price for the remaining performance obligations at the end of the reporting period or when the Company expects to recognize revenue. The Company has minimal unsatisfied performance obligations at the end of the reporting period as our patients typically are under no obligation to continue receiving services at our facilities.